Consolidated Statements of Comprehensive Income Statement - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 261	$ 225	$ 164	$ 217	$ 163	$ 730	$ 160	$ 151	$ 48	$ 420	$ 380	$ 769	$ 1,089	$ 354
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Currency translation adjustment	15			(77)						12	(45)	(70)	162	(159)
Pension liability adjustment	2			2						4	3	(9)	22	(57)
Cash flow hedge adjustment	(25)			13						(40)	41	22	13	(2)
Total other comprehensive income (loss)	(8)			(62)						(24)	(1)	(57)	197	(218)
Comprehensive income	253			155						396	379	712	1,286	136
Comprehensive income attributable to noncontrolling interest	(1)			0						(2)	(2)	5	5	15
Comprehensive income attributable to Hilton stockholders	$ 252			$ 155						$ 394	$ 377	$ 707	$ 1,281	$ 121